Provisions, income tax liabilities and other liabilities - Summary of Non Current Provisions and Other Non-current Liabilities (Details) - EUR (€) € in Millions		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2020	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Non-current Provisions [line items]
Provisions		€ 5,762		€ 5,262	€ 5,822	€ 6,430
Other non-current liabilities	[1]	2,334		2,340	519
Total		8,096		7,602	6,341
Non-current liabilities		121		164	232
Increase Decrease Through Reclassification of Business, Other Provisions	[2]	(154)
US legal restructuring
Disclosure Of Non-current Provisions [line items]
Percentage of capital losses used			33.33%
Restructuring provisions
Disclosure Of Non-current Provisions [line items]
Provisions		799		554	761	524
Increase Decrease Through Reclassification of Business, Other Provisions	[2]	(21)
Provisions for other long-term benefits
Disclosure Of Non-current Provisions [line items]
Provisions		821		718	844	935
Increase Decrease Through Reclassification of Business, Other Provisions	[2]	(14)
Provisions for pensions and other post-employment benefits
Disclosure Of Non-current Provisions [line items]
Provisions		1,992		2,214	2,039	2,947
Increase Decrease Through Reclassification of Business, Other Provisions	[2]	(92)
Other provisions
Disclosure Of Non-current Provisions [line items]
Provisions		2,150		€ 1,776	€ 2,178	€ 2,024
Increase Decrease Through Reclassification of Business, Other Provisions	[2]	(27)
Antibodies Collaboration agreement | Swedish Orphan Biovitrum AB
Disclosure Of Non-current Provisions [line items]
Other non-current liabilities		2,007
Antibodies Collaboration agreement | Swedish Orphan Biovitrum AB | Later than one year and not later than five years
Disclosure Of Non-current Provisions [line items]
Other non-current liabilities		1,140
Antibodies Collaboration agreement | Swedish Orphan Biovitrum AB | More than 5 years
Disclosure Of Non-current Provisions [line items]
Other non-current liabilities		€ 2,792

[1]	(a)Includes derivative financial instruments: €121 million as of December 31, 2024, €164 million as of December 31, 2023, €232 million as of December 31,
2022.
The figure as of December 31, 2024 includes €2,007 million for the liability in respect of royalties payable to Sobi on net sales of Beyfortus (nirsevimab) in the United States (see Note C.2.). Given the method used to calculate royalties payable, an increase or decrease in sales forecasts would lead to a proportionate change in the amount of the liability. The nominal value of payments estimated to be due within more than one year but less than five years is €1,140 million; the nominal value of payments estimated to be due after more than five years is €2,792 million.

[2]	(b)The liabilities of Opella, which in 2022 and 2023 were presented in the relevant balance sheet line item for each class of liability, were reclassified in 2024 to Liabilities related to assets held for sale in accordance with IFRS 5 (see Note D.1.)